INCOME TAXES - Summary of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income tax expense - current:
Income tax expense - current	$ 4,286	$ 7,349	$ 6,384
(Over) under provision of income tax in prior years:
(Over) under provision of income tax in prior years	(442)	158	(411)
Income tax expense (benefit) - deferred:
Income tax expense (benefit) - deferred	(2,813)	(4,471)	(3,532)
Total income tax expense	1,031	3,036	2,441
Macau Complementary Tax [Member]
Income tax expense - current:
Income tax expense - current	408	2,761	41
(Over) under provision of income tax in prior years:
(Over) under provision of income tax in prior years	(423)	(57)	(417)
Income tax expense (benefit) - deferred:
Income tax expense (benefit) - deferred	(3,351)	(3,917)	(3,543)
Lump sum in lieu of Macau Complementary Tax on dividend [Member]
Income tax expense - current:
Income tax expense - current	2,795	2,795	5,590
Hong Kong Profits Tax [Member]
Income tax expense - current:
Income tax expense - current	800	1,171	654
(Over) under provision of income tax in prior years:
(Over) under provision of income tax in prior years	(14)	124	(2)
Income tax expense (benefit) - deferred:
Income tax expense (benefit) - deferred	32	(22)	12
Income Tax in Other Jurisdictions [Member]
Income tax expense - current:
Income tax expense - current	283	622	99
(Over) under provision of income tax in prior years:
(Over) under provision of income tax in prior years	(5)	91	8
Income tax expense (benefit) - deferred:
Income tax expense (benefit) - deferred	$ 506	$ (532)	$ (1)